Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2023 USD ($) $ / shares	Oct. 31, 2022 USD ($) $ / shares	Oct. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE DISCLOSURE
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the executive compensation actually paid to our named executive officers and certain aspects of our financial performance. For further information concerning our pay for performance philosophy and how we align executive compensation with our performance, please refer to “Executive Compensation – Compensation Discussion and Analysis.”
Mr. Dhanasekaran has served as President and CEO and Principal Executive Officer (“PEO 1”) since May 1, 2022. Prior to that, Mr. Nersesian served as Keysight’s Chair of the Board, President and CEO (“PEO 2”) through April 30, 2022.
PAY VERSUS PERFORMANCE TABLE
Year	Summary Compensation Table Total for First PEO(1)	Compensation Actually Paid to First PEO(2)	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid to Second PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	Company- Selected Measure: Non-GAAP EPS(5)
							Company TSR(3)	S&P 500 Information Technology(3),(4)
(a)	(b)(1)	(c)(1)	(b)(2)	(c)(2)	(d)	(e)	(f)	(g)	(h)	(i)
Fiscal Year 2023	$10,750,924	$1,202,075	N/A	N/A	$4,716,675	($2,927,770)	$116.38	$153.29	$1,057	$8.33
Fiscal Year 2022	$9,499,068	$10,547,936	$19,806,359	$22,749,122	$6,530,106	$7,590,753	$166.06	$117.16	$1,124	$7.63
Fiscal Year 2021	N/A	N/A	$18,566,410	$54,695,186	$5,023,313	$12,061,622	$171.66	$146.93	$894	$6.23
(1)
The dollar amounts reported in column (b)(1) for the PEO 1 are the amounts of compensation reported in the “Total” column of the Summary Compensation Table for Fiscal Year 2023 and Fiscal Year 2022, as PEO 1 was appointed as our President and Chief Executive Officer on May 1, 2022. The dollar amounts reported in column (b)(2) for the PEO 2 are the amounts of compensation reported in the “Total” column of the Summary Compensation Table for Fiscal Year 2022 and Fiscal Year 2021, as PEO 2 served as our President and Chief Executive Officer through April 30, 2022. The table below sets forth the Non-PEO NEO’s for Fiscal Years 2023, 2022 and 2021.

Year	Non-PEO NEOs
2023	Neil P. Dougherty, Ronald S. Nersesian, Soon Chai Gooi, Ingrid A. Estrada and Mark A. Wallace
2022	Neil P. Dougherty, Soon Chai Gooi, Ingrid A. Estrada and Mark A. Wallace
2021	Satish C. Dhanasekaran, Ronald S. Nersesian, Soon Chai Gooi and Mark A. Wallace
(2)	Compensation Actually Paid (“CAP”) reflects the exclusions and inclusions for the PEOs and Non-PEO NEOs set forth below.

PEO 1		2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total		$10,750,924	$ 9,499,068	—
-	Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($8,592,791)	($7,651,981)	—
+	Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$ 5,177,615	$ 7,809,409	—
+	Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 0	$ 0	—
±	Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	($3,643,474)	$ 338,172	—
±	Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($2,463,879)	$ 493,903	—
-	Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$ 0	$ 0	—
+	Value of Dividends Paid During Fiscal Year not Otherwise Included in Fair Value Amounts	$ 0	$ 0	—
-	Change in Pension Value During Fiscal Year	($70,599)	$ 0	—
+	Pension Service Cost During Fiscal Year	$ 44,279	$ 59,365	—
Compensation Actually Paid		$ 1,202,075	$10,547,936	—

PEO 2		2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total		—	$19,806,359	$18,566,410
-	Grant Date Fair Value of Stock Awards Granted in Fiscal Year	—	($17,025,814)	($15,058,182)
+	Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	—	$15,989,333	$25,677,845
+	Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	$ 165,796	$151,046
±	Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	—	$ 1,144,557	$13,524,233
±	Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	$ 2,570,758	$11,946,648
-	Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	$ 0	$0
+	Value of Dividends Paid During Fiscal Year not Otherwise Included in Fair Value Amounts	—	$ 0	$0
-	Change in Pension Value During Fiscal Year	—	($38,859)	($249,447)
+	Pension Service Cost During Fiscal Year	—	$ 136,992	$136,633
Compensation Actually Paid		—	$22,749,122	$54,695,186
Average Non-PEO Named Executive Officers		2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total		$4,716,675	$6,530,106	$5,023,313
-	Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($3,431,697)	($5,091,207)	($3,102,745)
+	Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$2,163,086	$5,503,564	$5,328,179
+	Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 33,434	$ 11,575	$5,483
±	Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	($3,484,161)	$ 189,296	$2,535,669
±	Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($2,909,465)	$ 423,277	$2,317,599
-	Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$ 0	$ 0	$0
+	Value of Dividends Paid During Fiscal Year not Otherwise Included in Fair Value Amounts	$ 0	$ 0	$0
-	Change in Pension Value During Fiscal Year	($52,282)	$ 0	($75,077)
+	Pension Service Cost During Fiscal Year	$ 36,640	$ 24,142	$29,201
Average Compensation Actually Paid to Named Executive Officers		($2,927,770)	$7,590,753	$12,061,622
(3)
Dollar values assume $100 was invested for the cumulative period from October 29, 2020 , through the end of the listed fiscal year, in either the Company or the peer group, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.

(4)
For purposes of this disclosure, the peer group used is the S&P Information Technology Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended October 31, 2023.

(5)
“Adjusted Non-GAAP EPS” was determined to be the “most important” financial performance metric used to link performance to CAP for Fiscal Year 2023. A reconciliation to the comparable GAAP financial measure can be found in Management’s Discussion and Analysis of Financial Condition and Results of Operations in our Annual Report on Form 10-K for the year ended October 31, 2023, filed with the SEC on December 15, 2023.

Company Selected Measure Name			Non-GAAP EPS
Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported in column (b)(1) for the PEO 1 are the amounts of compensation reported in the “Total” column of the Summary Compensation Table for Fiscal Year 2023 and Fiscal Year 2022, as PEO 1 was appointed as our President and Chief Executive Officer on May 1, 2022. The dollar amounts reported in column (b)(2) for the PEO 2 are the amounts of compensation reported in the “Total” column of the Summary Compensation Table for Fiscal Year 2022 and Fiscal Year 2021, as PEO 2 served as our President and Chief Executive Officer through April 30, 2022. The table below sets forth the Non-PEO NEO’s for Fiscal Years 2023, 2022 and 2021.

Year	Non-PEO NEOs
2023	Neil P. Dougherty, Ronald S. Nersesian, Soon Chai Gooi, Ingrid A. Estrada and Mark A. Wallace
2022	Neil P. Dougherty, Soon Chai Gooi, Ingrid A. Estrada and Mark A. Wallace
2021	Satish C. Dhanasekaran, Ronald S. Nersesian, Soon Chai Gooi and Mark A. Wallace

Peer Group Issuers, Footnote [Text Block]
(4)
For purposes of this disclosure, the peer group used is the S&P Information Technology Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended October 31, 2023.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)	Compensation Actually Paid (“CAP”) reflects the exclusions and inclusions for the PEOs and Non-PEO NEOs set forth below.

PEO 1		2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total		$10,750,924	$ 9,499,068	—
-	Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($8,592,791)	($7,651,981)	—
+	Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$ 5,177,615	$ 7,809,409	—
+	Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 0	$ 0	—
±	Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	($3,643,474)	$ 338,172	—
±	Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($2,463,879)	$ 493,903	—
-	Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$ 0	$ 0	—
+	Value of Dividends Paid During Fiscal Year not Otherwise Included in Fair Value Amounts	$ 0	$ 0	—
-	Change in Pension Value During Fiscal Year	($70,599)	$ 0	—
+	Pension Service Cost During Fiscal Year	$ 44,279	$ 59,365	—
Compensation Actually Paid		$ 1,202,075	$10,547,936	—

PEO 2		2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total		—	$19,806,359	$18,566,410
-	Grant Date Fair Value of Stock Awards Granted in Fiscal Year	—	($17,025,814)	($15,058,182)
+	Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	—	$15,989,333	$25,677,845
+	Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	$ 165,796	$151,046
±	Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	—	$ 1,144,557	$13,524,233
±	Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	$ 2,570,758	$11,946,648
-	Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	$ 0	$0
+	Value of Dividends Paid During Fiscal Year not Otherwise Included in Fair Value Amounts	—	$ 0	$0
-	Change in Pension Value During Fiscal Year	—	($38,859)	($249,447)
+	Pension Service Cost During Fiscal Year	—	$ 136,992	$136,633
Compensation Actually Paid		—	$22,749,122	$54,695,186

Non-PEO NEO Average Total Compensation Amount			$ 4,716,675	$ 6,530,106	$ 5,023,313
Non-PEO NEO Average Compensation Actually Paid Amount			$ (2,927,770)	7,590,753	12,061,622
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	Compensation Actually Paid (“CAP”) reflects the exclusions and inclusions for the PEOs and Non-PEO NEOs set forth below.
Average Non-PEO Named Executive Officers		2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total		$4,716,675	$6,530,106	$5,023,313
-	Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($3,431,697)	($5,091,207)	($3,102,745)
+	Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$2,163,086	$5,503,564	$5,328,179
+	Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 33,434	$ 11,575	$5,483
±	Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	($3,484,161)	$ 189,296	$2,535,669
±	Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($2,909,465)	$ 423,277	$2,317,599
-	Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$ 0	$ 0	$0
+	Value of Dividends Paid During Fiscal Year not Otherwise Included in Fair Value Amounts	$ 0	$ 0	$0
-	Change in Pension Value During Fiscal Year	($52,282)	$ 0	($75,077)
+	Pension Service Cost During Fiscal Year	$ 36,640	$ 24,142	$29,201
Average Compensation Actually Paid to Named Executive Officers		($2,927,770)	$7,590,753	$12,061,622

Compensation Actually Paid vs. Total Shareholder Return [Text Block]			The following is a graphic illustration of the connection between pay and performance:
Compensation Actually Paid vs. Net Income [Text Block]			The following is a graphic illustration of the connection between pay and performance:
Compensation Actually Paid vs. Company Selected Measure [Text Block]			The following is a graphic illustration of the connection between pay and performance:
Total Shareholder Return Vs Peer Group [Text Block]			The following is a graphic illustration of the connection between pay and performance:
Tabular List [Table Text Block]
Most Important Measures to Determine CAP for the fiscal year ended October 31, 2023
As described in greater detail in the “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program is designed to reflect our variable “pay-for-performance” philosophy. The performance measures that we use for both our short-term and long-term incentive award programs are selected based on an objective of incentivizing Our CEO and our other NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by us to link executive compensation actually paid to our CEO and our other NEOs, for the most recently completed fiscal year, to our performance are as follows:
•	Non-GAAP EPS,
•	Non-GAAP Revenue Growth
•	Non-GAAP ARR Growth
•	Operating Margin
•	Relative TSR

Total Shareholder Return Amount			$ 116.38	166.06	171.66
Peer Group Total Shareholder Return Amount			153.29	117.16	146.93
Net Income (Loss)			$ 1,057,000,000	$ 1,124,000,000	$ 894,000,000
Company Selected Measure Amount | $ / shares			8.33	7.63	6.23
PEO Name	Mr. Dhanasekaran	Mr. Nersesian	Mr. Dhanasekaran		Mr. Nersesian
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Non-GAAP EPS
Non-GAAP Measure Description [Text Block]
(5)
“Adjusted Non-GAAP EPS” was determined to be the “most important” financial performance metric used to link performance to CAP for Fiscal Year 2023. A reconciliation to the comparable GAAP financial measure can be found in Management’s Discussion and Analysis of Financial Condition and Results of Operations in our Annual Report on Form 10-K for the year ended October 31, 2023, filed with the SEC on December 15, 2023.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Non-GAAP Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Non-GAAP ARR Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Operating Margin
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Relative TSR
Mr. Dhanasekaran [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 10,750,924	$ 9,499,068	$ 0
PEO Actually Paid Compensation Amount			1,202,075	10,547,936	0
Mr. Nersesian [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			0	19,806,359	18,566,410
PEO Actually Paid Compensation Amount			0	22,749,122	54,695,186
PEO [Member] | Mr. Dhanasekaran [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,592,791)	(7,651,981)	0
PEO [Member] | Mr. Dhanasekaran [Member] | Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,177,615	7,809,409	0
PEO [Member] | Mr. Dhanasekaran [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Mr. Dhanasekaran [Member] | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,643,474)	338,172	0
PEO [Member] | Mr. Dhanasekaran [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,463,879)	493,903	0
PEO [Member] | Mr. Dhanasekaran [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Mr. Dhanasekaran [Member] | Value of Dividends Paid During Fiscal Year Not Otherwise Included in Fair Value Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Mr. Dhanasekaran [Member] | Change in Pension Value During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(70,599)	0	0
PEO [Member] | Mr. Dhanasekaran [Member] | Pension Service Cost During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			44,279	59,365	0
PEO [Member] | Mr. Nersesian [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(17,025,814)	(15,058,182)
PEO [Member] | Mr. Nersesian [Member] | Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	15,989,333	25,677,845
PEO [Member] | Mr. Nersesian [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	165,796	151,046
PEO [Member] | Mr. Nersesian [Member] | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	1,144,557	13,524,233
PEO [Member] | Mr. Nersesian [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	2,570,758	11,946,648
PEO [Member] | Mr. Nersesian [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Mr. Nersesian [Member] | Value of Dividends Paid During Fiscal Year Not Otherwise Included in Fair Value Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Mr. Nersesian [Member] | Change in Pension Value During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(38,859)	(249,447)
PEO [Member] | Mr. Nersesian [Member] | Pension Service Cost During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	136,992	136,633
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,431,697)	(5,091,207)	(3,102,745)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,163,086	5,503,564	5,328,179
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			33,434	11,575	5,483
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,484,161)	189,296	2,535,669
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,909,465)	423,277	2,317,599
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Value of Dividends Paid During Fiscal Year Not Otherwise Included in Fair Value Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Change in Pension Value During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(52,282)	0	(75,077)
Non-PEO NEO [Member] | Pension Service Cost During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 36,640	$ 24,142	$ 29,201